TAXATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense (Benefit)
Current income tax charge (credit)	$ 9,486	$ 5,392	$ 4,477
Deferred tax asset	5,086	10,393
Net deferred tax liability	3,210	0
Income tax penalties and interest	1,100	0	300
United Kingdom | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current income tax charge (credit)	$ 411	(1,098)	852
Statutory income tax rate	20.00%
Brazil | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current income tax charge (credit)	$ 1,350	716	1,136
Indonesia | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current income tax charge (credit)	$ 5,579	3,641	544
Statutory income tax rate	25.00%
Utilization of tax losses	$ 5,307	4,076	4,396
Deferred Tax Assets, Net, Current	5,086	0
Deferred tax asset	0	10,393
Net operating loss carryforwards subject to expiration	20,300
Indonesia | Foreign Tax Authority | NR Satu Related Claim
Components of Income Tax Expense (Benefit)
Approximate amount of VAT importation charges included in potential waiver cancellation	24,000
Kuwait | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current income tax charge (credit)	$ 2,146	2,133	1,945
Statutory income tax rate	15.00%
Jordan | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Deferred tax asset	$ 534	956
Deferred tax liability recognized	3,744	2,102
Net deferred tax liability	3,210	$ 1,146	$ 0	$ 0
Net operating loss carryforwards subject to expiration	$ 11,000